Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
Revenue	$ 276,243		$ 225,000
Cost of revenue	78,869
Gross Margin	197,374
Operating expenses
Selling, general and administrative	2,287,585	1,084,886	5,349,801	3,619,000
Related party expenses	90,000	90,000	360,000	360,000
Total operating expenses	2,377,585	1,174,886	5,709,801	3,979,000
Loss from operations	2,180,211	1,174,886	5,484,801	3,979,000
Other income (expense)
Interest expense, net	(634,949)	(712,268)	(512,152)	(178,498)
Other income			6,667
Fair value of warrants issued for note extension and inducement to convert			(2,002,977)
Earnings from investment in OCHL		83,184	132,832	410,553
Fair value of warrants and beneficial conversion features on debt conversion			(3,248,948)
Fair value of beneficial conversion feature			(136,936)
Impairment of note receivable - related party			(213,331)
Loss on sale of investment in OCHL			(2,790,073)
Total other income (expense)	(634,949)	(629,084)	(8,764,918)	232,055
Net loss	$ (2,815,160)	$ (1,803,970)	$ (14,249,719)	$ (3,746,944)
Net loss per share - basic and diluted	$ (0.03)	$ (0.02)	$ (0.15)	$ (0.04)
Weighted average common shares - basic and diluted	106,584,364	92,596,918	97,596,206	90,082,796